EQ ADVISORS TRUSTSM

1290 VT HIGH YIELD BOND PORTFOLIO

SUPPLEMENT DATED FEBRUARY 28, 2018 TO THE PROSPECTUS AND STATEMENT OF

ADDITIONAL INFORMATION DATED MAY 1, 2017, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information of EQ Advisors Trust (“Trust”) dated May 1, 2017, as supplemented. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information (“SAI”) and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding the addition of a portfolio manager to the 1290 VT High Yield Bond Portfolio (the “Portfolio”):

1290 VT High Yield Bond Portfolio

Effective March 1, 2018, the table in the section of the Prospectus entitled “1290 VT High Yield Bond Portfolio – Class IB and K Shares – Who Manages the Portfolio – Sub-Adviser: AXA Investment Managers, Inc. (“AXA IM”)” is amended to include the following information:

Name	Title	Date Began Managing the Portfolio
Robert Houle, CFA®	US High Yield Portfolio Manager/Analyst	March 2018

Effective March 1, 2018, the section of the Prospectus entitled “Management of the Trust – The Sub-Advisers – AXA Investment Managers, Inc.” is amended to include the following information:

Robert Houle, CFA® is a U.S. High Yield Portfolio Manager/Analyst at AXA IM. Prior to joining AXA IM in 2005 as a U.S. high yield analyst, Mr. Houle was a trader at Lehman Brothers.

Effective March 1, 2018, the section of the SAI entitled “Appendix C – EQ Advisors Trust – Portfolio Manager Information – AXA Investment Managers, Inc. (“AXA IM” or “Sub-Adviser”)” is amended to include the following information:

AXA Investment Managers, Inc. (“AXA IM” or “Sub-Adviser”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Sub-Adviser managed by the portfolio manager and the total assets in the accounts managed within each category as of
	December 31, 2017						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Billion)	Number of Accounts	Total Assets (Billion)	Number of Accounts	Total Assets	Number of Accounts	Total Assets (Millions)	Number of Accounts	Total Assets
1290 VT High Yield Bond Portfolio
Robert Houle	1	$33.07	8	$5.898	12	$1.980	0	N/A	0	N/A	0	N/A

Ownership of Securities of the Fund as of December 31, 2017

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
1290 VT High Yield Bond Portfolio
Robert Houle	x